UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: March 31, 2004

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California June 1, 2004

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		29

Form 13F Information Table Value Total:		$61,649

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2754 33635.000SH       SOLE                33635.000
APOLLO GROUP INC - CL A        COM              037604105     4609 53495.000SH       SOLE                53495.000
BRISTOL MYERS SQUIBB           COM              110122108      732 30210.000SH       SOLE                30210.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     3003 76358.500SH       SOLE                76358.500
CHEVRONTEXACO CORP             COM              166764100     2092 23834.000SH       SOLE                23834.000
CISCO SYSTEMS INC              COM              17275R102     1989 84385.000SH       SOLE                84385.000
COCA-COLA ENTERPRISES          COM              191219104     1843 76250.000SH       SOLE                76250.000
CONOCOPHILLIPS                 COM              20825C104     2780 39820.000SH       SOLE                39820.000
EXXON MOBIL CORP               COM              30231G102      310 7465.000 SH       SOLE                 7465.000
FEDEX                          COM              31428X106     2409 32055.000SH       SOLE                32055.000
GENERAL ELECTRIC               COM              369604103      237 7750.000 SH       SOLE                 7750.000
HEWLETT PACKARD CO             COM              428236103     2026 88723.000SH       SOLE                88723.000
INTEL CORP                     COM              458140100     2498 91829.000SH       SOLE                91829.000
IRON MOUNTAIN                  COM              462846106     2471 55370.000SH       SOLE                55370.000
JOHNSON & JOHNSON              COM              478160104     2333 45995.000SH       SOLE                45995.000
LABORATORY CORP OF AMERICA     COM              50540r409     2742 69865.000SH       SOLE                69865.000
MEDIMMUNE INC                  COM              584699102     1213 52535.000SH       SOLE                52535.000
MEDTRONIC INC                  COM              585055106     2599 54420.000SH       SOLE                54420.000
MERRILL LYNCH                  COM              590188108     2308 38755.000SH       SOLE                38755.000
MICROSOFT CORP                 COM              594918104     1953 78350.000SH       SOLE                78350.000
PAYCHEX INC                    COM              704326107     2571 72225.000SH       SOLE                72225.000
PFIZER, INC                    COM              717081103      215 6145.000 SH       SOLE                 6145.000
SLM CORP                       COM              78442P106     2358 56355.000SH       SOLE                56355.000
SUN MICROSYSTEMS INC           COM              866810104      452 108350.000SH      SOLE               108350.000
TARGET CORP                    COM              87612E106     2996 66520.000SH       SOLE                66520.000
VARIAN MEDICAL SYSTEMS INC.    COM              92220P105     4493 52055.000SH       SOLE                52055.000
WATERS CORPORATION             COM              941848103     2277 55750.000SH       SOLE                55750.000
WELLS FARGO & COMPANY          COM              949746101      506 8935.000 SH       SOLE                 8935.000
WHOLE FOODS MARKET INC         COM              966837106     2879 38415.000SH       SOLE                38415.000